UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 1.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.9%
AlixPartners, LLP, Term Loan - Second Lien, 7/2/21(2)	$1,600	$1,633,000

		$1,633,000

Retailers (Except Food and Drug) — 0.3%
JC Penney Corp., Inc., Term Loan, 6.00%, 5/21/18	500	$504,688

		$504,688

Total Senior Floating-Rate Interests (identified cost $2,081,550)		$2,137,688

Corporate Bonds & Notes — 30.7%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.9%
Morgan Stanley, 4.875%, 11/1/22	$1,500	$1,507,438

		$1,507,438

Building Materials — 0.6%
Owens Corning, Inc., 4.20%, 12/15/22	1,000	$980,464

		$980,464

Computers — 3.5%
Dell, Inc., 5.40%, 9/10/40	4,057	$3,249,162
Hewlett-Packard Co., 6.00%, 9/15/41	2,690	2,679,654

		$5,928,816

Diversified Financial Services — 6.3%
Citigroup, Inc., 5.875%, 2/22/33	1,620	$1,613,794
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	843	897,949
Jefferies Group, LLC, 5.125%, 1/20/23	3,890	3,947,607
SLM Corp., 5.625%, 8/1/33	3,464	2,901,100
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	1,670	1,486,300

		$10,846,750

Household Products — 0.9%
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	1,500	$1,531,875

		$1,531,875

Security	Principal Amount (000’s omitted)	Value
Insurance — 1.4%
Onex USI Acquisition Corp., 7.75%, 1/15/21(3)	$1,050	$1,060,500
Pacific LifeCorp, 5.125%, 1/30/43(3)	1,500	1,416,699

		$2,477,199

Iron & Steel — 2.2%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	4,385	$3,749,022

		$3,749,022

Media — 1.5%
Time Warner Cable, Inc., 4.50%, 9/15/42	3,335	$2,583,084

		$2,583,084

Mining — 2.2%
Alcoa, Inc., 5.95%, 2/1/37	2,613	$2,423,934
Newmont Mining Corp., 4.875%, 3/15/42	1,900	1,489,229

		$3,913,163

Oil & Gas — 1.5%
Murphy Oil Corp., 5.125%, 12/1/42	2,780	$2,517,471

		$2,517,471

Retail — 4.1%
Best Buy Co., Inc., 5.00%, 8/1/18	3,188	$3,171,910
JC Penney Corp., Inc., 6.375%, 10/15/36	3,214	2,442,640
JC Penney Corp., Inc., 7.40%, 4/1/37	1,942	1,514,760

		$7,129,310

Semiconductors — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	2,040	$1,989,000
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500	496,250

		$2,485,250

Software — 0.7%
First Data Corp., 10.625%, 6/15/21(3)	1,100	$1,122,000

		$1,122,000

Telecommunications — 2.6%
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(3)	270	$270,000
Avaya, Inc., 10.50%, 3/1/21(3)	2,860	2,209,350
CenturyLink, Inc., 7.60%, 9/15/39	1,500	1,432,500
Sprint Capital Corp., 6.875%, 11/15/28	750	693,750

		$4,605,600

Trucking & Leasing — 0.9%
Penske Truck Leasing Co., LP/PTL Finance Corp., 4.25%, 1/17/23(3)	1,500	$1,459,322

		$1,459,322

Total Corporate Bonds & Notes (identified cost $54,996,285)		$52,836,764

Foreign Corporate Bonds — 9.4%

Security	Principal Amount* (000’s omitted)	Value
Banks — 0.8%
HBOS PLC, 6.00%, 11/1/33(3)	1,500	$1,395,545

		$1,395,545

Security	Principal Amount* (000’s omitted)		Value
Diversified Financial Services — 1.4%
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23		$2,470	$2,374,974

			$2,374,974

Electric — 2.1%
Enel Finance International NV, 6.00%, 10/7/39(3)		$4,033	$3,656,846

			$3,656,846

Foods — 1.4%
Delhaize Group SA, 5.70%, 10/1/40		$2,566	$2,477,219

			$2,477,219

Mining — 1.0%
Barrick Gold Corp., 4.10%, 5/1/23(3)		$1,920	$1,637,572

			$1,637,572

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(3)		250	$246,875

			$246,875

Telecommunications — 2.6%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	15,800	$1,189,633
Telecom Italia Capital SA, 6.00%, 9/30/34		2,635	2,337,411
Telecom Italia Capital SA, 7.20%, 7/18/36		900	876,718

			$4,403,762

Total Foreign Corporate Bonds (identified cost $17,078,096)			$16,192,793

Foreign Government Bonds — 11.9%

Security	Principal Amount (000’s omitted)		Value
Canada — 8.2%
Canada Housing Trust, 2.95%, 3/15/15(3)	CAD	14,150	$14,150,551

			$14,150,551

Mexico — 2.6%
Mexican Bonos, 5.00%, 6/15/17	MXN	56,516	$4,463,268

			$4,463,268

New Zealand — 1.1%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$1,825,845

			$1,825,845

Total Foreign Government Bonds (identified cost $21,209,022)			$20,439,664

Convertible Bonds — 9.1%

Security	Principal Amount (000’s omitted)		Value
Automotive & Parts — 1.1%
Meritor, Inc., 7.875%, 3/1/26(3)		$1,500	$1,907,812

			$1,907,812

Home Builders — 1.2%
KB Home, 1.375%, 2/1/19		$1,000	$1,021,875
Ryland Group, Inc. (The), 0.25%, 6/1/19		1,000	925,000

			$1,946,875

Semiconductors — 4.7%
Micron Technology, Inc., Series A, 1.50%, 8/1/31		$2,100	$3,008,250
Micron Technology, Inc., Series B, 1.875%, 8/1/31		500	736,250
Novellus Systems, Inc., 2.625%, 5/15/41		2,800	4,341,750

			$8,086,250

Telecommunications — 2.1%
Ciena Corp., 3.75%, 10/15/18(3)		$2,690	$3,643,269

			$3,643,269

		Value

Total Convertible Bonds (identified cost $13,705,055)		$15,584,206

Commercial Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(3)	$815	$807,688
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(3)	339	336,078
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(3)	1,000	1,133,409
COMM, Series 2013-CR9, Class D, 4.403%, 7/10/45(3)(5)	943	766,468
JPMCC, Series 2013-C13, Class D, 4.191%, 1/15/46(3)(5)	625	505,805
WFCM, Series 2013-LC12, Class D, 4.441%, 7/15/46(3)(5)	2,400	1,932,260

Total Commercial Mortgage-Backed Securities (identified cost $5,530,566)		$5,481,708

Common Stocks — 14.5%

Security	Shares	Value
Biotechnology — 0.4%
Vertex Pharmaceuticals, Inc.(6)	7,701	$614,540

		$614,540

Chemicals — 5.1%
E.I. du Pont de Nemours & Co.	48,075	$2,773,447
LyondellBasell Industries NV, Class A	29,979	2,059,857
PPG Industries, Inc.	13,235	2,123,423
Solvay SA	13,390	1,815,071

		$8,771,798

Computers — 1.2%
SanDisk Corp.	38,234	$2,107,458

		$2,107,458

Oil & Gas — 2.5%
Marathon Oil Corp.	66,785	$2,428,302
Occidental Petroleum Corp.	21,312	1,897,834

		$4,326,136

Semiconductors — 3.1%
Applied Materials, Inc.	161,900	$2,640,589
Intel Corp.	114,305	2,663,307

		$5,303,896

Telecommunications — 2.2%
Corning, Inc.	251,191	$3,815,591

		$3,815,591

Total Common Stocks (identified cost $22,374,357)		$24,939,419

Convertible Preferred Stocks — 8.7%

Security	Shares	Value
Automotive & Parts — 2.0%
Goodyear Tire & Rubber Co. (The), 5.875%	63,000	$3,500,910

		$3,500,910

Security	Shares	Value
Health Care - Products — 0.1%
Alere, Inc., 3.00%	350	$95,113

		$95,113

Oil & Gas — 2.3%
Chesapeake Energy Corp., 5.75%(3)	3,650	$4,022,756

		$4,022,756

Real Estate Investment Trusts (REITs) — 2.6%
iStar Financial, Inc., Series J, 4.50%	85,000	$4,483,750

		$4,483,750

Telecommunications — 1.7%
Lucent Technologies Capital Trust I, 7.75%	2,900	$2,851,425

		$2,851,425

Total Convertible Preferred Stocks (identified cost $14,024,104)		$14,953,954

Preferred Stocks — 5.2%

Security	Shares	Value
Banks — 2.0%
First Tennessee Bank, 3.75%(3)(7)	1,950	$1,471,031
Lloyds TSB Group PLC, 6.657% to 5/21/37(3)(4)	20,450	1,887,421

		$3,358,452

Diversified Financial Services — 1.4%
SLM Corp., 1.973%(7)	36,000	$2,488,500

		$2,488,500

Insurance — 1.8%
XL Capital, Ltd., Series E, 6.50% to 4/15/17(4)	2,130	$2,103,375
XLIT, Ltd., 3.388%(7)	1,085	937,508

		$3,040,883

Total Preferred Stocks (identified cost $8,864,183)		$8,887,835

Tax-Exempt Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.4%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$851	$780,035

Total Tax-Exempt Investments (identified cost $774,184)		$780,035

Short-Term Investments — 6.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	$11,887	$11,887,399

Total Short-Term Investments (identified cost $11,887,399)		$11,887,399

Value

Total Investments — 101.2% (identified cost $172,524,801)	$174,121,465

Other Assets, Less Liabilities — (1.2)%	$(2,115,743)

Net Assets — 100.0%	$172,005,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

CAD	-	Canadian Dollar

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $48,525,557 or 28.2% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Non-income producing security.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $10,781.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.8%	$128,685,776
Canada	9.2	15,788,123
Netherlands	3.3	5,716,703
United Kingdom	3.3	5,657,940
Mexico	3.3	5,652,901
Belgium	2.5	4,292,290
Luxembourg	1.9	3,214,129
Ireland	1.4	2,350,250
New Zealand	1.0	1,825,845
Cayman Islands	0.5	937,508

Total Investments	101.2%	$174,121,465

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,764,338

Gross unrealized appreciation	$6,082,251
Gross unrealized depreciation	(4,725,124)

Net unrealized appreciation	$1,357,127

The Portfolio did not have any open financial instruments at July 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Senior Floating-Rate Interests	$—	$2,137,688		$—	$2,137,688
Corporate Bonds & Notes	—	52,836,764		—	52,836,764
Foreign Corporate Bonds	—	16,192,793		—	16,192,793
Foreign Government Bonds	—	20,439,664		—	20,439,664
Convertible Bonds	—	15,584,206		—	15,584,206
Commercial Mortgage-Backed Securities	—	5,481,708		—	5,481,708
Common Stocks	23,124,348	1,815,071	*	—	24,939,419
Convertible Preferred Stocks	6,352,335	8,601,619		—	14,953,954
Preferred Stocks	—	8,887,835		—	8,887,835
Tax-Exempt Investments	—	780,035		—	780,035
Short-Term Investments	—	11,887,399		—	11,887,399
Total Investments	$29,476,683	$144,644,782		$—	$174,121,465

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013